Financial Instruments and Fair Value Measurements - Summary of Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 384,488	$ 390,059
Expected lease liability	31,785	20,957
Borrowings	4,997,289	5,188,880
Total	5,413,562	5,599,896
Gross carrying amount [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	384,488	390,059
Expected lease liability	25,435	16,868
Borrowings	4,157,344	4,184,911
Total	4,567,267	4,591,838
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	384,488	390,059
Expected lease liability	10,727	1,121
Borrowings	564,742	204,035
Total	959,957	595,215
Later than one year [member] | Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Expected lease liability	20,752	19,631
Borrowings	3,059,498	2,935,929
Total	3,080,250	2,955,560
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Expected lease liability	306	205
Borrowings	1,373,049	2,048,916
Total	$ 1,373,355	$ 2,049,121